5. EQUITY TRANSACTIONS (Details - Options exercisable) - Stock Options [Member] - $ / shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Stock options outstanding	409,047	432,047	438,547
Outstanding Weighted Average Exercise Price	$ 9.51	$ 10.98	$ 10.94
Stock options exercisable	382,047	414,547
Stock options exercisable Weighted Average Exercise Price	$ 10.07	$ 11.24
$1.68 - $9.50 [Member]
Stock options outstanding	211,047
Weighted Average Remaining Life (Years)	6 years 3 months 3 days
Outstanding Weighted Average Exercise Price	$ 5.42
Stock options exercisable	184,047
Stock options exercisable Weighted Average Exercise Price	$ 5.96
$12.50 [Member]
Stock options outstanding	163,000
Weighted Average Remaining Life (Years)	2 years 4 months 21 days
Outstanding Weighted Average Exercise Price	$ 12.5
Stock options exercisable	163,000
Stock options exercisable Weighted Average Exercise Price	$ 12.5
$20.50 [Member]
Stock options outstanding	35,000
Weighted Average Remaining Life (Years)	5 months 1 day
Outstanding Weighted Average Exercise Price	$ 19.03
Stock options exercisable	35,000
Stock options exercisable Weighted Average Exercise Price	$ 19.03